Principal Accounting Policies - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Detail) ¥ in Thousands	9 Months Ended
Sep. 30, 2020 CNY (¥)
Short-term Investments [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	¥ 32,000
Purchase of short-term investments	270,853
Disposal of short-term investments	(276,884)
Grant of put right liabilities	0
Fair value change	2,557
Effect of exchange rate changes	0
Fair value of Level 3 financial asset and liability	28,526
Put right liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	0
Purchase of short-term investments	0
Disposal of short-term investments	0
Grant of put right liabilities	124,321
Fair value change	0
Effect of exchange rate changes	(221)
Fair value of Level 3 financial asset and liability	¥ 124,100